Summary of Shares Outstanding Under Share Based Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Redeemed	(131,950)
Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,470	4,659
Redeemed		(3,189)
Ending balance	1,470	1,470
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	484,782	316,904
Granted	356,928	363,253
Redeemed	(216,820)	(127,884)
Forfeited	(26,734)	(67,491)
Ending balance	598,156	484,782
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	565,379	166,768
Granted	488,510	502,558
Redeemed	(40,515)	(39,028)
Forfeited	(29,640)	(64,919)
Ending balance	983,734	565,379
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	77,574	89,613
Granted	27,017
Redeemed		(12,039)
Ending balance	104,591	77,574
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	288,707	368,845
Redeemed	(96,355)	(57,442)
Forfeited	(2,388)	(22,696)
Ending balance	189,964	288,707